Derivative financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative financial liabilities
Schedule of components of Convertible Senior Secured Notes

Mudrick
£ 000
As at January 1, 2022	112,799
Fair value movements	(25,723)
In-kind interest paid	14,897
Foreign exchange movements	13,274
As at December 31, 2022	115,247